Income statement and statement of comprehensive income - statement of comprehensive income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income
Net profit	kr 83,683	kr 55,525	kr 47,757
Components of other comprehensive income that will not be reclassified to profit or loss, before tax [abstract]
Remeasurements of retirement benefit obligations	13	615	146
Items that will not be reclassified subsequently to the income statement	13	615	146
Items that will not be reclassified subsequently to the income statement
Exchange rate adjustments of investments in subsidiaries	(1,404)	2,289	1,624
Cash flow hedges:
Realisation of previously deferred (gains)/losses	(1,026)	1,740	(1,802)
Deferred gains/(losses) incurred during the period	1,612	1,026	(1,755)
Other items	4	(3)	112
Income tax related to these items	(359)	(889)	1,005
Items that will be reclassified subsequently to the income statement	(1,173)	4,163	(816)
Other comprehensive income	(1,160)	4,778	(670)
Total comprehensive income	kr 82,523	kr 60,303	kr 47,087